UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      September 2, 2006 to October 1, 2006


Commission File Number of issuing entity:   333-127352-35


                   Newcastle Mortgage Securities Trust 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                        Financial Asset Securities Corp.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                           Newcastle Investment Corp.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             43-2104446, 43-2104448
                           --------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1             [   ]           [   ]           [ x ]
   A2             [   ]           [   ]           [ x ]
   A3             [   ]           [   ]           [ x ]
   A4             [   ]           [   ]           [ x ]
   M1             [   ]           [   ]           [ x ]
   M2             [   ]           [   ]           [ x ]
   M3             [   ]           [   ]           [ x ]
   M4             [   ]           [   ]           [ x ]
   M5             [   ]           [   ]           [ x ]
   M6             [   ]           [   ]           [ x ]
   M7             [   ]           [   ]           [ x ]
   M8             [   ]           [   ]           [ x ]
   M9             [   ]           [   ]           [ x ]
   M10            [   ]           [   ]           [ x ]
   M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1  to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  October 25,  2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Newcastle Mortgage Securities Trust 2006-1
                                (Issuing Entity)

                          By:   Nationstar Mortgage LLC
                                (Servicer)

                                /s/ Jerry Berrens
                                ------------------------
                                Jerry Berrens

                          Date: October 31, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1, relating to the October 25, 2006 distribution.


                                     EX-99.1

               Newcastle Mortgage Securities Trust, Series 2006-1
                                October 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report  ...................................................  2
Factor Report  .........................................................  2
Delinquency Group Total Report  ........................................  6
Foreclosure Group Report  ..............................................  6
Bankruptcy Group Report  ...............................................  6
REO Property Scheduled Balance  ........................................  6




 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL          BEGINNING                                                                                ENDING
              FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS         VALUE             BALANCE          PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        687,997,000.00     490,765,875.21  30,677,832.94    2,208,446.44     32,886,279.38     0.00       0.00     460,088,042.27
A2        113,911,000.00     113,911,000.00           0.00      517,345.79        517,345.79     0.00       0.00     113,911,000.00
A3        261,774,000.00     261,774,000.00           0.00    1,201,978.95      1,201,978.95     0.00       0.00     261,774,000.00
A4        116,279,000.00     116,279,000.00           0.00      543,604.32        543,604.32     0.00       0.00     116,279,000.00
M1         51,074,000.00      51,074,000.00           0.00      241,750.27        241,750.27     0.00       0.00      51,074,000.00
M2         47,319,000.00      47,319,000.00           0.00      224,765.25        224,765.25     0.00       0.00      47,319,000.00
M3         29,293,000.00      29,293,000.00           0.00      139,629.97        139,629.97     0.00       0.00      29,293,000.00
M4         24,035,000.00      24,035,000.00           0.00      115,768.58        115,768.58     0.00       0.00      24,035,000.00
M5         23,284,000.00      23,284,000.00           0.00      112,733.37        112,733.37     0.00       0.00      23,284,000.00
M6         21,782,000.00      21,782,000.00           0.00      107,094.83        107,094.83     0.00       0.00      21,782,000.00
M7         21,031,000.00      21,031,000.00           0.00      113,567.40        113,567.40     0.00       0.00      21,031,000.00
M8         18,026,000.00      18,026,000.00           0.00       99,593.65         99,593.65     0.00       0.00      18,026,000.00
M9         15,022,000.00      15,022,000.00           0.00       94,263.05         94,263.05     0.00       0.00      15,022,000.00
M10        15,022,000.00      15,022,000.00           0.00       98,018.55         98,018.55     0.00       0.00      15,022,000.00
M11         7,511,000.00       7,511,000.00           0.00       49,009.28         49,009.28     0.00       0.00       7,511,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,453,360,000.00   1,256,128,875.21  30,677,832.94    5,867,569.70     36,545,402.64     0.00       0.00   1,225,451,042.27
-----------------------------------------------------------------------------------------------------------------------------------
C                   0.00               0.00           0.00      495,234.96        495,234.96     0.00       0.00               0.00
XS                  0.00               0.00           0.00    2,108,224.48      2,108,224.48     0.00       0.00               0.00
R                   0.00               0.00           0.00            0.00              0.00     0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                               BEGINNING                                                             ENDING             PASS-THRU
CLASS           CUSIP          PRINCIPAL           PRINCIPAL        INTEREST        TOTAL            PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          65106AAJ2           713.32560347     44.59006789     3.20996522    47.80003311       668.73553558           5.400000%
A2          65106AAK9         1,000.00000000      0.00000000     4.54166665     4.54166665     1,000.00000000           5.450000%
A3          65106AAL7         1,000.00000000      0.00000000     4.59166667     4.59166667     1,000.00000000           5.510000%
A4          65106AAM5         1,000.00000000      0.00000000     4.67499996     4.67499996     1,000.00000000           5.610000%
M1          65106AAN3         1,000.00000000      0.00000000     4.73333340     4.73333340     1,000.00000000           5.680000%
M2          65106AAP8         1,000.00000000      0.00000000     4.75000000     4.75000000     1,000.00000000           5.700000%
M3          65106AAQ6         1,000.00000000      0.00000000     4.76666678     4.76666678     1,000.00000000           5.720000%
M4          65106AAR4         1,000.00000000      0.00000000     4.81666653     4.81666653     1,000.00000000           5.780000%
M5          65106AAS2         1,000.00000000      0.00000000     4.84166681     4.84166681     1,000.00000000           5.810000%
M6          65106AAT0         1,000.00000000      0.00000000     4.91666651     4.91666651     1,000.00000000           5.900000%
M7          65106AAU7         1,000.00000000      0.00000000     5.40000000     5.40000000     1,000.00000000           6.480000%
M8          65106AAV5         1,000.00000000      0.00000000     5.52500000     5.52500000     1,000.00000000           6.630000%
M9          65106AAW3         1,000.00000000      0.00000000     6.27500000     6.27500000     1,000.00000000           7.530000%
M10         65106AAX1         1,000.00000000      0.00000000     6.52500000     6.52500000     1,000.00000000           7.830000%
M11         65106AAY9         1,000.00000000      0.00000000     6.52500067     6.52500067     1,000.00000000           7.830000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                          864.29300050     21.10821334     4.03724452    25.14545786       843.18478716
-----------------------------------------------------------------------------------------------------------------------------------

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                        October 25, 2006

Sec. 7.05(a)(ix)        Funds Allocable to Certificate Principal

                        Scheduled Principal                                                                             892,601.61
                        Curtailments                                                                                     68,280.17
                        Prepayments                                                                                  29,716,951.16
                        Repurchases                                                                                           0.00
                        Liquidation Proceeds                                                                                  0.00

Sec. 7.05 (a)(xii)      Interest Distribution Amounts

                        Interest Distribution - A-1                                                                   2,208,446.44
                        Unpaid Interest - A-1                                                                                 0.00
                        Remaining Unpaid Interest - A-1                                                                       0.00

                        Interest Distribution - A-2                                                                     517,345.79
                        Unpaid Interest - A-2                                                                                 0.00
                        Remaining Unpaid Interest - A-2                                                                       0.00

                        Interest Distribution - A-3                                                                   1,201,978.95
                        Unpaid Interest - A-3                                                                                 0.00
                        Remaining Unpaid Interest - A-3                                                                       0.00

                        Interest Distribution - A-4                                                                     543,604.32
                        Unpaid Interest - A-4                                                                                 0.00
                        Remaining Unpaid Interest - A-4                                                                       0.00

                        Interest Distribution - M-1                                                                     241,750.27
                        Unpaid Interest - M-1                                                                                 0.00
                        Remaining Unpaid Interest - M-1                                                                       0.00

                        Interest Distribution - M-2                                                                     224,765.25
                        Unpaid Interest - M-2                                                                                 0.00
                        Remaining Unpaid Interest - M-2                                                                       0.00

                        Interest Distribution - M-3                                                                     139,629.97
                        Unpaid Interest - M-3                                                                                 0.00
                        Remaining Unpaid Interest - M-3                                                                       0.00

                        Interest Distribution - M-4                                                                     115,768.58
                        Unpaid Interest - M-4                                                                                 0.00
                        Remaining Unpaid Interest - M-4                                                                       0.00

                        Interest Distribution - M-5                                                                     112,733.37
                        Unpaid Interest - M-5                                                                                 0.00
                        Remaining Unpaid Interest - M-5                                                                       0.00

                        Interest Distribution - M-6                                                                     107,094.83
                        Unpaid Interest - M-6                                                                                 0.00
                        Remaining Unpaid Interest - M-6                                                                       0.00

                        Interest Distribution - M-7                                                                     113,567.40
                        Unpaid Interest - M-7                                                                                 0.00
                        Remaining Unpaid Interest - M-7                                                                       0.00

                        Interest Distribution - M-8                                                                      99,593.65
                        Unpaid Interest - M-8                                                                                 0.00
                        Remaining Unpaid Interest - M-8                                                                       0.00

                        Interest Distribution - M-9                                                                      94,263.05
                        Unpaid Interest - M-9                                                                                 0.00
                        Remaining Unpaid Interest - M-9                                                                       0.00

                        Interest Distribution - M-10                                                                     98,018.55
                        Unpaid Interest - M-10                                                                                0.00
                        Remaining Unpaid Interest - M-10                                                                      0.00

                        Interest Distribution - M-11                                                                     49,009.28
                        Unpaid Interest - M-11                                                                                0.00
                        Remaining Unpaid Interest - M-11                                                                      0.00

Sec. 7.05(a)(vii)       Pool Principal Balances

                        Beginning Pool Balance                                                                    1,304,949,831.93
                        Ending Pool Balance                                                                       1,274,271,998.99
                        Beginning Loan Count                                                                                 9,832
                        Ending Loan Count                                                                                    9,607
                        Weighted Average Mortgage Rate                                                                       7.51%
                        Weighted Average Remaining Term                                                                        338

Sec. 7.05(a)(iii)       Fees

                        Trustee Fee                                                                                       5,437.29
                        Servicing Fee                                                                                   543,729.10

Sec. 7.05(a)(iv)        Delinquency Advances

                        Group I Delinquency Advances Included in Current Distribution                                         0.00
                        Group I Recouped Advances Included in Current Distribution                                            0.00
                        Group I Recouped Advances From Liquidations                                                           0.00
                        Group I Aggregate Amount of Advances Outstanding                                                      0.00

Section 7.05(a)(vii)    Delinquencies

                        Delinquency Group Total Report
                        Group Totals
                        Period          Number     Principal Balance     Percentage
                        30-59 days       338         35,030,777.06         2.75%
                        60-89 days        77          8,048,532.08         0.63%
                        90+days          112         13,699,294.30         1.08%
                        Total            527         56,778,603.44         4.46%

Sec. 7.05(a)(vii)       Loans in Foreclosure

                        Foreclosure Group Report
                        Group Number    Number of Loans     Principal Balance    Percentage
                              1               92             11,382,502.09         0.89%
Sec. 7.05(a)(vii)       Bankruptcies

                        Bankruptcy Group Report
                        Group Number    Number of Loans     Principal Balance    Percentage
                              1                14               978,243.97         0.08%
                        Total                  14               978,243.97         0.08%

Sec. 7.05(a)(vii),(xiii)REO Properties

                        REO Property Scheduled Balance
                        Group Number    Loan Number   REO Date   Schedule Principal Balance
                                                                             0.00
                        Total                                                0.00

Sec. 7.05 (a)(x)        Realized Losses/Recoveries

                        Current Period Realized Losses                                                                    1,216.24
                        Cumulative Realized Losses                                                                        1,216.24
                        Current Period Recoveries                                                                             0.00
                        Cumulative Recoveries                                                                                 0.00

Sec. 7.05(a)(xiii)      Net Prepayment Interest Shortfalls                                                                    0.00

Sec. 7.05(a)(xiv)       Relief Act Reductions                                                                                 0.00

Sec. 7.05 (a)(xv)       Overcollateralization Amounts
                        Overcollateralization Amount                                                                 48,820,956.72
                        Overcollateralization Target Amount                                                          48,820,873.21
                        Overcollateralization Release Amount                                                                  0.00
                        Overcollateralization Deficiency Amount                                                               0.00

                        Net Monthly Excess Cashflow                                                                   1,752,465.37
                        Senior Credit Enhancement Percentage                                                                25.29%

Sec. 7.05 (a)(xvi)      Succeeding Pass-Through Rates
                        Next Pass-Through Rate - A-1                                                                       5.3900%
                        Next Pass-Through Rate - A-2                                                                       5.4400%
                        Next Pass-Through Rate - A-3                                                                       5.5000%
                        Next Pass-Through Rate - A-4                                                                       5.6000%
                        Next Pass-Through Rate - M-1                                                                       5.6700%
                        Next Pass-Through Rate - M-2                                                                       5.6900%
                        Next Pass-Through Rate - M-3                                                                       5.7100%
                        Next Pass-Through Rate - M-4                                                                       5.7700%
                        Next Pass-Through Rate - M-5                                                                       5.8000%
                        Next Pass-Through Rate - M-6                                                                       5.8900%
                        Next Pass-Through Rate - M-7                                                                       6.4700%
                        Next Pass-Through Rate - M-8                                                                       6.6200%
                        Next Pass-Through Rate - M-9                                                                       7.5200%
                        Next Pass-Through Rate - M-10                                                                      7.8200%
                        Next Pass-Through Rate - M-11                                                                      7.8200%

Sec. 7.05(a)(xvii)      Basis Risk Shortfall
                        Class A-1 Basis Risk Shortfall Amount Due                                                             0.00
                        Class A-1 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class A-1 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class A-2 Basis Risk Shortfall Amount Due                                                             0.00
                        Class A-2 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class A-2 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class A-3 Basis Risk Shortfall Amount Due                                                             0.00
                        Class A-3 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class A-3 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class A-4 Basis Risk Shortfall Amount Due                                                             0.00
                        Class A-4 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class A-4 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-1 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-1 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-1 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-2 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-2 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-2 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-3 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-3 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-3 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-4 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-4 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-4 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-5 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-5 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-5 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-6 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-6 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-6 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-7 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-7 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-7 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-8 Basis Risk Shortfall Amount Due                                                             0.00
                        Class M-8 Basis Risk Shortfall Amount Paid                                                            0.00
                        Class M-8 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-9 Basis Risk Shortfall Amount Due                                                         6,530.61
                        Class M-9 Basis Risk Shortfall Amount Paid                                                        6,530.61
                        Class M-9 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-10 Basis Risk Shortfall Amount Due                                                       10,286.11
                        Class M-10 Basis Risk Shortfall Amount Paid                                                      10,286.11
                        Class M-10 Basis Risk Shortfall Remaining Amount Due                                                  0.00
                        Class M-11 Basis Risk Shortfall Amount Due                                                        5,143.06
                        Class M-11 Basis Risk Shortfall Amount Paid                                                       5,143.06
                        Class M-11 Basis Risk Shortfall Remaining Amount Due                                                  0.00

Sec. 7.05 (a)(xviii)    Has the Stepdown Date occurred?                                                                         NO
                        Has a Trigger Event Occurred and is continuing?                                                         NO

Sec. 7.05 (a)(xix)      Delinquency Percentage                                                                               0.01%
                        Realized Loss Percentage                                                                             0.00%

Sec. 7.05 (a)(xx)       Amount of Prepayment Charges collected or (paid) by the Servicer                                495,234.96

Sec. 7.05 (a)(xxii)     Net Swap Deposit Amount                                                                               0.00

Sec. 7.05 (a)(xxii)     Net Swap Withdrawal Amount                                                                      355,759.11
                        Amount of Swap Termination Payments                                                                   0.00

Sec. 7.05(a)(xxiii)     Dates

                        Record Date                                                                                       10/24/06
                        Interest Accrual Period(beg)                                                                      09/25/06
                        Interest Accrual Period(end)                                                                      10/24/06
                        Interest Determination Date                                                                       09/21/06

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.